Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
LKCM Small Cap Equity Fund | LKCM Small Cap Equity Fund Class
Prospectus [Line Items]
Annual Return [Percent]	13.29%	15.45%	22.57%	(22.11%)	14.49%	34.79%	22.70%	(5.70%)	17.04%	9.27%
LKCM Small-Mid Cap Equity Fund | LKCM Small-Mid Cap Equity Fund Class
Prospectus [Line Items]
Annual Return [Percent]	5.28%	15.64%	25.76%	(22.12%)	15.37%	30.66%	31.05%	(8.89%)	24.13%	1.17%
LKCM Equity Fund | LKCM Equity Fund Class
Prospectus [Line Items]
Annual Return [Percent]	10.36%	14.44%	12.65%	(15.44%)	22.48%	22.83%	29.85%	(3.28%)	21.69%	11.66%
LKCM Balanced Fund | LKCM Balanced Fund Class
Prospectus [Line Items]
Annual Return [Percent]	8.44%	10.99%	10.84%	(13.84%)	14.01%	15.28%	21.85%	(2.15%)	12.88%	9.70%
LKCM Fixed Income Fund | LKCM Fixed Income Fund Class
Prospectus [Line Items]
Annual Return [Percent]	6.66%	3.06%	4.98%	(5.63%)	(1.54%)	4.29%	6.70%	0.26%	2.15%	3.83%
LKCM International Equity Fund | LKCM International Equity Fund Class
Prospectus [Line Items]
Annual Return [Percent]	21.87%	4.83%	16.09%	(20.51%)	18.00%	14.45%
LKCM Aquinas Catholic Equity Fund | LKCM Aquinas Catholic Equity Fund Class
Prospectus [Line Items]
Annual Return [Percent]	6.72%	13.37%	14.07%	(18.17%)	25.34%	24.28%	31.16%	(7.96%)	20.79%	9.52%